Note 7 - Equity Compensation (Details) - Equity Compensation (Long Term Incentive Plan [Member], USD $)	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Long Term Incentive Plan [Member]
Note 7 - Equity Compensation (Details) - Equity Compensation [Line Items]
Units at January 1	158,353
Units at January 1	$ 18.11
Units granted	168,070	116,843
Units granted	$ 13.42	$ 17.22
Units vested and issued	(3,634)
Units vested and issued	$ (18.61)
Units forfeited	(4,372)
Units forfeited	$ (18.10)
Units at March 31	318,417	116,843
Units at March 31	$ 15.63	$ 17.22